CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Statement of Comprehensive Income [Abstract]
Net loss	$ (125,706)	$ (267,862)
Other comprehensive loss:
Foreign currency translation adjustments	(10,191)	(25,062)
Other comprehensive loss	(10,191)	(25,062)
Total comprehensive loss	(135,897)	(292,924)
Comprehensive loss attributable to participation interest	11,690	28,821
Comprehensive loss attributable to Studio City International Holdings Limited	$ (124,207)	$ (264,103)